CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS (Payables to Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Due to related parties	$ 671	$ 3,914
Advisor and its Affiliates [Member]
Related Party Transaction [Line Items]
Due to related parties	119	3,685
Resource Securities, Inc. [Member]
Related Party Transaction [Line Items]
Due to related parties	268	152
Resource Real Estate Opportunity Manager LLC [Member]
Related Party Transaction [Line Items]
Due to related parties	278	71
Other [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 6	$ 6